Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Summary of Significant Accounting Policies [Line Items]
Gain on net foreign exchange income (in Pesos)	$ 122,189	$ 105,038	$ (15,962)
Estimated useful life of software	6 years
Retiring years for benefits calculated at present value	30 years
Discount rate for long term	5.77%	5.50%
Discount rate term	10 years
Chile, Pesos | United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	874.35	850.2
United States of America, Dollar	1	1
Chile, Pesos | Japan, Yen
Summary of Significant Accounting Policies [Line Items]
Exchange rate	6.21	6.45
Japan, Yen	1	1
Chile, Pesos | Euro Member Countries, Euro
Summary of Significant Accounting Policies [Line Items]
Exchange rate	966.86	910.05
Euro Member Countries, Euro	1	1